Investments accounted for using equity method - Additional Information (Detail) $ in Thousands		12 Months Ended
	Apr. 08, 2019 USD ($) shares	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of associates [line items]
Cash consideration from disposals of investment in associates		$ 1,180,179
Gain on disposal of investment in associates		973,609
Carrying amount of investment in associates		3,392,910	$ 3,271,677
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Carrying amount of investment in associates		249,793	250,769
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Investment in associates at fair value		807,000	454,010
Number of common shares disposed | shares	9,100,000
Percentage of ownership interest in associate	10.00%
Cash consideration from disposals of investment in associates	$ 1,180,179
Gain on disposal of investment in associates	$ 973,609
Carrying amount of investment in associates		$ 249,793	$ 250,769